UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

January 31, 2016

AFR-QTLY-0316
1.813066.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 84.1%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$9,297	$9,053
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (b)	87,144	85,074

TOTAL AEROSPACE		94,127

Automotive - 0.2%
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (b)	18,582	18,501
Automotive & Auto Parts - 0.6%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	12,198	12,101
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	16,667	11,917
Tranche 2LN, term loan 10% 11/27/21 (b)	24,370	17,364
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	17,432	16,648

TOTAL AUTOMOTIVE & AUTO PARTS		58,030

Broadcasting - 1.2%
Clear Channel Communications, Inc. Tranche D, term loan 7.178% 1/30/19 (b)	53,720	35,504
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	14,850	14,479
Nielsen Finance LLC Tranche B 2LN, term loan 3.4235% 4/15/21 (b)	16,991	17,005
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	46,043	44,867

TOTAL BROADCASTING		111,855

Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	11,054	10,918
GCP Applied Technologies, Inc. Tranche B, term loan 1/22/22 (c)	2,000	1,999
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	10,474	10,317
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	17,955	17,003

TOTAL BUILDING MATERIALS		40,237

Cable/Satellite TV - 5.2%
Altice SA Tranche B, term loan 4.25% 12/14/22 (b)	63,694	62,447
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	48,099	47,145
Tranche F, term loan 3% 1/3/21 (b)	76,177	74,590
Tranche I, term loan 3.5% 1/24/23 (b)	61,970	61,870
CSC Holdings LLC:
Tranche B, term loan 2.928% 4/17/20 (b)	20,042	19,942
Tranche B, term loan 5% 10/9/22 (b)	24,500	24,431
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	14,000	13,405
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	37,038	35,584
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	9,975	9,474
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	32,043	30,785
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	15,000	14,379
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	12,345	12,067
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (b)	18,863	18,466
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	4,938	4,802
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	6,690	6,694
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (b)	17,010	16,477
Tranche B 2LN, term loan 3.5081% 1/15/22 (b)	10,962	10,618
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	18,028	17,463

TOTAL CABLE/SATELLITE TV		480,639

Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	4,516	4,279
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	31,616	31,229
SRAM LLC. Tranche B, term loan 4.0338% 4/10/20 (b)	26,076	21,122

TOTAL CAPITAL GOODS		56,630

Chemicals - 1.8%
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	33,926	31,399
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	18,953	17,599
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	13,930	13,582
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	6,000	5,815
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	11,710	11,632
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	23,552	20,804
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	18,462	17,880
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	3,910	3,424
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	27,416	27,171
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	14,110	13,647

TOTAL CHEMICALS		162,953

Consumer Products - 0.5%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (b)	16,312	16,247
Tranche B, term loan 3.25% 11/19/17 (b)	8,347	8,324
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (b)	492	490
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	17,884	17,422

TOTAL CONSUMER PRODUCTS		42,483

Containers - 2.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	46,677	46,196
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	8,592	8,483
Tranche F, term loan 4% 10/1/22 (b)	19,961	19,854
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	80,459	79,294
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	13,527	12,673
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	13,165	11,874
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	12,090	11,994
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	1,445	1,405
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	17,560	17,460
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (b)	3,673	3,554

TOTAL CONTAINERS		212,787

Diversified Financial Services - 3.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	24,105	23,909
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	27,620	27,120
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	51,095	50,861
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	8,369	7,113
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	13,585	13,416
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	66,390	66,100
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	12,657	12,491
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,813	22,269
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (b)	18,250	17,976
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	37,647	36,315

TOTAL DIVERSIFIED FINANCIAL SERVICES		277,570

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (b)	10,635	10,502
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	22,570	21,628

TOTAL DIVERSIFIED MEDIA		32,130

Energy - 2.9%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	8,622	8,579
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (b)	17,671	17,140
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	4,415	4,161
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	13,751	13,562
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	3,592	3,514
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	19,441	9,137
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	30,535	11,858
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	34,750	24,325
Tranche C, term loan 5.25% 3/14/21 (b)	2,549	1,784
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	18,588	14,248
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	15,608	9,911
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	14,012	13,942
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	28,099	16,478
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (b)	22,776	8,797
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (b)	22,154	19,717
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	15,647	13,613
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	13,917	3,560
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	19,756	17,287
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	11,000	9,350
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	10,957	10,053
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	38,178	15,157
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (b)	13,545	5,418
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	5,581	4,688
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	11,894	11,091

TOTAL ENERGY		267,370

Entertainment/Film - 0.5%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	6,853	6,382
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	5,305	4,881
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (b)	17,316	17,100
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (b)	16,701	16,294

TOTAL ENTERTAINMENT/FILM		44,657

Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	19,179	18,498
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	5,690	5,146
Tranche B 1LN, term loan 4% 12/18/20 (b)	29,797	28,801
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	10,780	10,511

TOTAL ENVIRONMENTAL		62,956

Food & Drug Retail - 3.3%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	60,637	59,273
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	198,347	193,839
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	8,262	8,211
Performance Food Group, Inc. Tranche 2LN, term loan 6.7997% 11/14/19 (b)	5,014	5,001
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/15/23 (b)	20,000	19,577
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (b)	10,210	10,174
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	8,608	8,260

TOTAL FOOD & DRUG RETAIL		304,335

Food/Beverage/Tobacco - 0.4%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	3,000	2,951
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (b)	19,242	19,049
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (b)	8,140	8,141
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	8,266	8,249

TOTAL FOOD/BEVERAGE/TOBACCO		38,390

Gaming - 6.8%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	34,723	34,528
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (b)	21,923	21,707
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	113,885	99,023
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	170,151	140,659
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	18,623	18,488
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	40,939	40,581
5.5% 11/21/19 (b)	17,545	17,392
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	24,165	24,025
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	59,073	58,482
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	23,627	22,867
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	50,450	44,790
Tranche B, term loan 6% 10/18/20 (b)	84,233	75,260
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	12,194	11,962
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	13,257	12,826

TOTAL GAMING		622,590

Healthcare - 10.5%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	11,213	11,078
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	16,417	15,965
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	15,980	15,872
Community Health Systems, Inc.:
Tranche F, term loan 3.6567% 12/31/18 (b)	45,655	44,888
Tranche G, term loan 3.75% 12/31/19 (b)	56,750	54,451
Tranche H, term loan 4% 1/27/21 (b)	204,375	196,449
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (b)	14,490	13,838
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (b)	6,380	6,213
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	57,491	57,361
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	13,129	12,626
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (b)	25,208	24,814
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	21,216	21,106
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	51,000	50,323
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (b)	4,405	4,405
Grifols, S.A. Tranche B, term loan 3.428% 2/27/21 (b)	34,218	34,081
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3567% 5/1/18 (b)	33,189	33,135
Tranche B 5LN, term loan 3.178% 3/31/17 (b)	109,950	109,797
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	19,144	18,043
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	9,939	9,910
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	32,631	31,971
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	13,869	13,262
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	5,000	4,894
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	45,500	45,187
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.68% 10/20/18 (b)	4,729	4,546
Tranche B, term loan 4% 4/1/22 (b)	51,350	49,355
Tranche BC 2LN, term loan 3.75% 12/11/19 (b)	26,437	25,420
Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	37,598	36,125
Tranche E, term loan 3.75% 8/5/20 (b)	14,000	13,440

TOTAL HEALTHCARE		958,555

Homebuilders/Real Estate - 1.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.25% 11/4/21 (b)	19,900	19,286
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (b)	1,532	1,509
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	73,685	73,096

TOTAL HOMEBUILDERS/REAL ESTATE		93,891

Hotels - 2.8%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	16,755	16,483
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	50,417	49,660
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	130,262	129,962
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	40,884	39,198
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	20,228	19,520

TOTAL HOTELS		254,823

Insurance - 0.4%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	23,271	22,456
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	17,769	17,002

TOTAL INSURANCE		39,458

Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	28,292	25,958
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	10,000	9,900
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	34,663	33,883
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (b)	2,314	2,279

TOTAL LEISURE		72,020

Metals/Mining - 2.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	8,768	8,019
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	7,425	2,914
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	3,000	473
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	21,299	19,754
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	82,957	57,302
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	9,009	6,171
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	87,366	41,035
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (b)	19,130	14,826
Tranche B 1LN, term loan 4.25% 7/19/19 (b)	9,263	8,467
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	24,900	10,549
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (b)	7,739	6,862
Walter Energy, Inc. Tranche B, term loan 4/1/18 (c)	73,216	18,456

TOTAL METALS/MINING		194,828

Publishing/Printing - 1.4%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	31,906	31,049
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	57,693	37,241
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	17,069	16,643
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (b)	15,815	15,479
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	24,572	20,395
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	6,982	6,734

TOTAL PUBLISHING/PRINTING		127,541

Restaurants - 0.5%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	18,879	18,751
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	23,467	23,106

TOTAL RESTAURANTS		41,857

Services - 5.0%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	7,000	6,681
ARAMARK Corp.:
Credit-Linked Deposit 3.693% 7/26/16 (b)	427	421
Tranche F, term loan 3.25% 2/24/21 (b)	48,822	48,456
3.693% 7/26/16 (b)	557	548
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (b)	9,651	9,617
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	19,453	18,081
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (b)	9,695	9,659
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	23,206	15,780
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	27,160	25,768
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (b)	36,703	36,217
Tranche B, term loan 3.75% 3/11/18 (b)	21,241	21,161
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	21,552	20,537
Tranche 2LN, term loan 7.5% 7/25/22 (b)	5,490	4,800
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	14,963	14,663
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	3,000	2,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	157,099	122,851
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	36,266	32,367
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	13,233	12,769
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (b)	6,721	6,707
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	10,339	10,332
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	35,078	34,719

TOTAL SERVICES		455,014

Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	6,449	6,264
Super Retail - 5.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	30,912	29,573
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	3,990	3,810
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	15,110	12,579
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	33,917	32,137
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	9,640	8,208
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	18,179	18,107
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	36,128	35,045
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (b)	41,311	27,885
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	91,537	89,363
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	31,137	30,164
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	55,715	53,904
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	59,144	55,151
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)	6,566	936
Staples, Inc.:
Tranche B 1LN, term loan 2/2/22 (c)	50,000	49,604
Tranche B, term loan 4/24/21 (c)	35,000	34,716

TOTAL SUPER RETAIL		481,182

Technology - 11.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (b)	21,911	21,897
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (b)	9,514	9,315
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	3,630	3,336
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 11/13/22 (b)	60,000	58,997
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (b)	17,876	17,848
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	29,491	28,429
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	19,112	16,054
5% 9/10/20 (b)	120,918	96,454
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	36,298	35,608
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	168,575	168,022
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	34,328	32,719
First Data Corp.:
Tranche B, term loan:
3.9265% 3/24/18 (b)	43,000	42,400
3.9265% 9/24/18 (b)	40,000	39,407
Tranche B, term loan 4.1765% 7/10/22 (b)	45,000	44,111
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	27,401	26,750
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (b)	8,447	7,936
Tranche B 5LN, term loan 3.75% 6/3/20 (b)	22,971	21,598
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (b)	15,385	14,661
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	28,837	28,534
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	31,559	30,941
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	6,000	5,820
Tranche B 1LN, term loan 5% 10/16/22 (b)	10,000	9,675
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	28,000	27,811
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	35,000	34,913
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	10,706	10,215
Tranche 2LN, term loan 8% 4/9/22 (b)	11,500	10,436
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	34,913	33,985
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0068% 7/8/22 (b)	27,509	27,372
Tranche B 2LN, term loan 4.0179% 7/8/22 (b)	3,952	3,933
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (b)	9,598	6,527
4% 4/23/19 (b)	13,825	9,289
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	6,830	6,841
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	10,957	10,948
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	39,912	33,177
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (b)	19,752	19,663
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (b)	15,047	14,964

TOTAL TECHNOLOGY		1,010,586

Telecommunications - 6.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (b)	142,998	141,969
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (b)	4,499	4,072
Tranche D 2LN, term loan 4.1031% 3/31/19 (b)	28,061	25,395
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	7,239	7,103
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	10,019	9,844
FPL FiberNet, LLC. Tranche A, term loan 3.762% 7/22/19 (b)	12,420	12,296
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	24,813	23,665
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	109,070	104,367
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	18,400	18,115
Tranche B 4LN, term loan 4% 1/15/20 (b)	61,000	60,848
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	3,868	3,699
Tranche B 1LN, term loan 4% 4/11/20 (b)	44,250	43,324
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	17,802	17,752
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (c)	3,575	3,497
Tranche B 2LN, term loan 12/2/22 (c)	2,925	2,861
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (b)	26,495	26,029
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	6,635	3,575
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	34,014	25,000
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	25,000	25,005
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	7,856	7,542
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (b)	31,395	30,768

TOTAL TELECOMMUNICATIONS		596,726

Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	23,500	20,563
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (b)	17,013	13,993

TOTAL TRANSPORTATION EX AIR/RAIL		34,556

Utilities - 4.6%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	2,268	2,219
6.375% 8/13/19 (b)	34,129	33,389
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20(b)	66,669	62,502
Tranche B 2LN, term loan 3.25% 1/31/22 (b)	17,118	16,080
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (b)	24,678	23,996
Tranche B 5LN, term loan 3.5% 5/28/22 (b)	62,668	59,329
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	13,588	13,083
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	52,884	52,653
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	13,895	13,513
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	26,654	16,525
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	27,305	24,029
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	33,069	29,514
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	13,000	11,700
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (b)	20,369	19,956
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	5,828	2,642
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (b)	19,498	3,412
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	23,562	20,823
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	21,046	19,783

TOTAL UTILITIES		425,148

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,376,569)		7,720,689

Nonconvertible Bonds - 7.7%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 3.2996% 7/18/16 (b)	75,000	75,099
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,567
Clear Channel Communications, Inc. 9% 12/15/19	8,677	5,955
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,180
Univision Communications, Inc. 6.75% 9/15/22 (d)	5,368	5,529

TOTAL BROADCASTING		27,231

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.372% 10/15/18 (b)(d)	10,000	9,650
Cable/Satellite TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,022
5.25% 3/15/21	13,070	13,527
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	10,815	10,450
Lynx I Corp. 5.375% 4/15/21 (d)	4,500	4,601
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,650

TOTAL CABLE/SATELLITE TV		47,250

Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (d)	3,000	1,875
Chemicals - 0.1%
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	5,000	4,800
Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.512% 12/15/19 (b)(d)	42,330	40,478
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	58,398

TOTAL CONTAINERS		98,876

Diversified Financial Services - 0.9%
CIT Group, Inc. 5% 5/15/17	7,000	7,149
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,580
4.875% 3/15/19	15,000	13,800
International Lease Finance Corp.:
2.462% 6/15/16 (b)	29,485	29,264
3.875% 4/15/18	7,000	6,930
6.25% 5/15/19	10,000	10,475

TOTAL DIVERSIFIED FINANCIAL SERVICES		86,198

Energy - 0.4%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8341% 8/1/19 (b)(d)	35,115	10,535
Chesapeake Energy Corp. 8% 12/15/22 (d)	17,832	7,623
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	10,000	9,575
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	3,806
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	3,728
Western Refining, Inc. 6.25% 4/1/21	5,305	4,828

TOTAL ENERGY		40,095

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,201
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (d)	4,000	3,110
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (d)	10,000	8,906
Healthcare - 0.8%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,809
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,523
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,188
Tenet Healthcare Corp.:
4.012% 6/15/20 (b)(d)	17,895	17,582
4.75% 6/1/20	8,680	8,745

TOTAL HEALTHCARE		70,847

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,146
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (d)	9,000	1,238
Peabody Energy Corp. 6% 11/15/18	5,000	425

TOTAL METALS/MINING		1,663

Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	9,850	6,772
Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.1642% 12/1/17 (b)	14,410	14,338
Technology - 0.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	6,873
First Data Corp. 6.75% 11/1/20 (d)	25,460	26,828
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (d)	14,760	15,277
5.75% 3/15/23 (d)	5,000	5,103

TOTAL TECHNOLOGY		54,081

Telecommunications - 1.3%
Altice Financing SA:
6.5% 1/15/22 (d)	7,240	7,204
7.875% 12/15/19 (d)	4,000	4,170
Columbus International, Inc. 7.375% 3/30/21 (d)	14,535	14,571
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,905	3,417
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	12,950
Level 3 Financing, Inc. 4.1005% 1/15/18 (b)	15,000	15,000
Numericable Group SA 4.875% 5/15/19 (d)	27,120	26,917
Sprint Capital Corp.:
6.875% 11/15/28	4,000	2,635
6.9% 5/1/19	5,000	4,000
Sprint Communications, Inc.:
6% 11/15/22	30,000	20,175
9% 11/15/18 (d)	3,000	3,060
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,023

TOTAL TELECOMMUNICATIONS		117,122

Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (d)(e)	8,728	9,219
NRG Energy, Inc. 6.625% 3/15/23	4,000	3,310
The AES Corp. 3.4142% 6/1/19 (b)	4,435	4,102

TOTAL UTILITIES		16,631

TOTAL NONCONVERTIBLE BONDS
(Cost $793,797)		705,891
	Shares	Value (000s)

Common Stocks - 0.2%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (f)	231,058	61
ION Media Networks, Inc.	2,842	1,943

TOTAL BROADCASTING		2,004

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	19,176
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (g)	115,033	115
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (f)	289,870	487
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (f)	48,650	1,581
Paper - 0.0%
White Birch Cayman Holdings Ltd. (f)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (f)(g)	13,699	110
Telecommunications - 0.0%
FairPoint Communications, Inc. (f)	34,287	514
Utilities - 0.0%
Calpine Corp. (f)	20,715	317
TOTAL COMMON STOCKS
(Cost $14,803)		24,304

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.38% (h)
(Cost $823,862)	823,861,994	823,862
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $10,009,031)		9,274,746
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(95,952)
NET ASSETS - 100%		$9,178,794

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,513,000 or 2.8% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,000 or 0.0% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Coal Acquisition LLC Class B	1/28/16	$115
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$26

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$538

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,695	$61	$110	$3,524
Financials	602	--	--	602
Materials	19,176	19,176	--	--
Telecommunication Services	514	514	--	--
Utilities	317	317	--	--
Bank Loan Obligations	7,720,689	--	7,656,854	63,835
Corporate Bonds	705,891	--	705,891	--
Money Market Funds	823,862	823,862	--	--
Total Investments in Securities:	$9,274,746	$843,930	$8,362,855	$67,961

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $9,989,092. Net unrealized depreciation aggregated $714,346, of which $36,645 related to appreciated investment securities and $750,991 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

January 31, 2016

HY-QTLY-0316
1.813043.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.4%
		Principal Amount (000s)(a)	Value (000s)
Aerospace - 0.2%
TransDigm, Inc.:
6% 7/15/22		$2,030	$1,989
6.5% 5/15/25 (b)		1,655	1,591

TOTAL AEROSPACE			3,580

Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		761	784
6.125% 4/29/18		670	700
9.25% 5/10/17		727	771
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		1,138	1,206

TOTAL AIR TRANSPORTATION			3,461

Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		3,525	2,926
LKQ Corp. 4.75% 5/15/23		430	405
Schaeffler Holding Finance BV 6.25% 11/15/19 pay-in-kind (b)(c)		2,140	2,231
ZF North America Capital, Inc. 4.5% 4/29/22 (b)		3,280	3,161

TOTAL AUTOMOTIVE & AUTO PARTS			8,723

Banks & Thrifts - 4.1%
Ally Financial, Inc.:
3.5% 1/27/19		3,485	3,398
8% 12/31/18		25,604	27,918
8% 11/1/31		20,882	23,492
General Motors Acceptance Corp. 8% 11/1/31		3,105	3,524
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		6,775	6,803
6% 12/19/23		8,040	8,527
Washington Mutual Bank 5.5% 1/15/13 (d)		10,000	25

TOTAL BANKS & THRIFTS			73,687

Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21		500	530
Clear Channel Communications, Inc. 5.5% 12/15/16		7,263	6,972

TOTAL BROADCASTING			7,502

Building Materials - 0.6%
CEMEX Finance LLC 6% 4/1/24 (b)		1,120	958
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		1,995	2,110
HD Supply, Inc. 5.25% 12/15/21 (b)		3,430	3,529
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		900	752
Nortek, Inc. 8.5% 4/15/21		1,520	1,569
USG Corp.:
5.875% 11/1/21 (b)		430	443
6.3% 11/15/16		275	282
9.75% 1/15/18 (c)		1,585	1,744

TOTAL BUILDING MATERIALS			11,387

Cable/Satellite TV - 4.2%
Altice SA:
7.75% 7/15/25 (b)		2,585	2,314
7.75% 7/15/25 (b)		2,320	2,123
Cable One, Inc. 5.75% 6/15/22 (b)		1,390	1,404
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		2,550	2,544
5.25% 3/15/21		2,245	2,324
5.75% 1/15/24		5,335	5,432
5.875% 5/1/27 (b)		5,245	5,166
CCOH Safari LLC 5.75% 2/15/26 (b)		1,770	1,760
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		535	517
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		5,495	4,946
DISH DBS Corp.:
5% 3/15/23		4,695	4,085
5.875% 7/15/22		4,240	3,991
6.75% 6/1/21		5,260	5,365
Lynx II Corp. 6.375% 4/15/23 (b)		710	728
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		4,621	4,644
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		2,145	2,243
Virgin Media Secured Finance PLC 5.25% 1/15/26 (b)		12,170	12,048
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		10,450	9,943
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		1,645	1,571
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		1,705	1,564

TOTAL CABLE/SATELLITE TV			74,712

Capital Goods - 0.1%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		1,665	1,041
Chemicals - 1.0%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)		2,440	2,623
10% 10/15/25 (b)		1,310	1,415
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		3,830	2,308
LSB Industries, Inc. 7.75% 8/1/19		705	580
Momentive Performance Materials, Inc. 3.88% 10/24/21		2,130	1,432
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		1,575	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,260	3,344
10.375% 5/1/21 (b)		650	606
PolyOne Corp. 5.25% 3/15/23		2,215	2,168
The Chemours Company LLC 7% 5/15/25 (b)		780	476
Tronox Finance LLC 6.375% 8/15/20		2,695	1,664
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		685	719

TOTAL CHEMICALS			17,335

Consumer Products - 0.3%
Prestige Brands, Inc. 8.125% 2/1/20		335	348
Revlon Consumer Products Corp. 5.75% 2/15/21		5,170	5,041
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		565	596

TOTAL CONSUMER PRODUCTS			5,985

Containers - 1.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		1,624	1,477
Ardagh Packaging Finance PLC 9.125% 10/15/20 (b)		3,369	3,377
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (b)		1,165	1,127
6.75% 1/31/21 (b)		1,350	1,279
7% 11/15/20 (b)		697	660
9.125% 10/15/20 (b)		1,045	1,052
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		1,255	1,211
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		3,910	3,069
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,460	2,463
6.875% 2/15/21		7,339	7,596
8.25% 2/15/21 (c)		6,144	5,729
Sealed Air Corp. 6.5% 12/1/20 (b)		1,730	1,907

TOTAL CONTAINERS			30,947

Diversified Financial Services - 5.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21		2,715	2,715
Aircastle Ltd. 4.625% 12/15/18		1,625	1,639
CIT Group, Inc.:
3.875% 2/19/19		1,570	1,557
5% 8/15/22		3,195	3,231
5% 8/1/23		2,195	2,194
5.375% 5/15/20		4,400	4,554
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,930	3,616
6% 8/1/20		2,235	2,098
International Lease Finance Corp.:
5.75% 5/15/16		6,040	6,111
5.875% 8/15/22		10,375	10,738
8.625% 1/15/22		11,580	13,578
MSCI, Inc. 5.75% 8/15/25 (b)		1,345	1,422
Navient Corp.:
5% 10/26/20		1,550	1,341
5.875% 10/25/24		3,375	2,675
SLM Corp.:
4.875% 6/17/19		10,000	9,150
5.5% 1/25/23		7,210	5,858
6.125% 3/25/24		8,685	7,133
7.25% 1/25/22		220	196
8% 3/25/20		9,700	9,555
8.45% 6/15/18		4,905	5,077

TOTAL DIVERSIFIED FINANCIAL SERVICES			94,438

Diversified Media - 0.7%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20		900	711
7.625% 3/15/20		2,635	2,174
Liberty Media Corp.:
8.25% 2/1/30		469	464
8.5% 7/15/29		529	528
MDC Partners, Inc. 6.75% 4/1/20 (b)		440	436
National CineMedia LLC:
6% 4/15/22		4,035	4,131
7.875% 7/15/21		2,050	2,117
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		1,220	1,231

TOTAL DIVERSIFIED MEDIA			11,792

Electric Utilities No Longer Use - 0.1%
PPL Energy Supply LLC 6.5% 6/1/25		1,700	1,156
Energy - 8.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,720	2,067
4.875% 3/15/24		1,300	975
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.8341% 8/1/19 (b)(c)		2,380	714
7.125% 11/1/20 (b)		1,840	552
7.375% 11/1/21 (b)		2,485	733
Antero Resources Corp.:
5.125% 12/1/22		3,765	3,172
5.625% 6/1/23 (b)		2,580	2,141
Antero Resources Finance Corp.:
5.375% 11/1/21		4,500	3,814
6% 12/1/20		850	744
California Resources Corp.:
5% 1/15/20		121	25
5.5% 9/15/21		1,640	328
6% 11/15/24		809	154
8% 12/15/22 (b)		6,891	2,739
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		1,415	989
Chesapeake Energy Corp. 8% 12/15/22 (b)		6,477	2,769
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,525	3,349
Concho Resources, Inc. 5.5% 10/1/22		1,055	950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		1,520	916
6.25% 4/1/23 (b)		1,775	1,078
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,105	3,012
Denbury Resources, Inc. 4.625% 7/15/23		4,395	1,450
Diamondback Energy, Inc. 7.625% 10/1/21		1,545	1,537
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		2,570	900
7.75% 9/1/22		3,685	1,290
9.375% 5/1/20		12,895	5,480
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,280	1,710
Forbes Energy Services Ltd. 9% 6/15/19		3,470	1,353
Forum Energy Technologies, Inc. 6.25% 10/1/21		2,250	1,800
Gibson Energy, Inc. 6.75% 7/15/21 (b)		280	260
Gulfmark Offshore, Inc. 6.375% 3/15/22		2,275	705
Halcon Resources Corp. 8.625% 2/1/20 (b)		875	551
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,085	1,611
5.75% 10/1/25 (b)		10,085	7,892
7.625% 4/15/21 (b)		1,820	1,652
Hornbeck Offshore Services, Inc.:
5% 3/1/21		35	20
5.875% 4/1/20		3,306	1,984
Kinder Morgan, Inc. 5% 2/15/21 (b)		1,695	1,617
Laredo Petroleum, Inc.:
5.625% 1/15/22		2,995	2,126
6.25% 3/15/23		2,540	1,829
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		2,545	344
6.5% 9/15/21		910	120
7.75% 2/1/21		25	3
MPLX LP 4.875% 12/1/24 (b)		5,000	3,902
Oasis Petroleum, Inc. 6.875% 3/15/22		905	525
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		3,755	1,314
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		3,520	3,221
Range Resources Corp. 4.875% 5/15/25 (b)		3,505	2,839
Rice Energy, Inc.:
6.25% 5/1/22		5,725	4,337
7.25% 5/1/23		1,545	1,186
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		1,125	675
RSP Permian, Inc. 6.625% 10/1/22		915	814
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		2,250	1,974
5.625% 3/1/25		14,320	12,315
5.75% 5/15/24		3,215	2,821
SemGroup Corp. 7.5% 6/15/21		4,100	3,157
SM Energy Co. 5.625% 6/1/25		1,040	556
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,520	958
7.5% 7/1/21		810	591
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		1,490	1,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		6,970	6,508
6.375% 8/1/22		908	754
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,386	6,698
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		5,605	4,470
6.125% 6/15/25 (b)		670	518
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		1,120	1,040
5.875% 10/1/20		270	250
6.125% 10/15/21		245	222
6.25% 10/15/22 (b)		3,100	2,821
Transocean, Inc.:
6% 3/15/18		3,175	2,516
6.875% 12/15/21		6,565	3,857
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		890	810
Western Refining, Inc. 6.25% 4/1/21		905	824
Whiting Petroleum Corp. 5.75% 3/15/21		980	615
WPX Energy, Inc.:
7.5% 8/1/20		1,760	1,105
8.25% 8/1/23		2,640	1,690

TOTAL ENERGY			144,713

Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		470	481
5.625% 2/15/24		580	593
Lions Gate Entertainment Corp. 5.25% 8/1/18		3,950	4,123
Livent, Inc. yankee 9.375% 10/15/04 (d)		11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		1,425	1,427

TOTAL ENTERTAINMENT/FILM			6,624

Environmental - 0.5%
Clean Harbors, Inc. 5.125% 6/1/21		1,180	1,186
Covanta Holding Corp.:
5.875% 3/1/24		3,630	3,158
6.375% 10/1/22		1,355	1,277
7.25% 12/1/20		1,094	1,107
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		1,455	1,390

TOTAL ENVIRONMENTAL			8,118

Food & Drug Retail - 1.0%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		773	846
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		5,785	6,421
7.7% 2/15/27		6,240	7,332
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		4,395	4,175

TOTAL FOOD & DRUG RETAIL			18,774

Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,080	2,787
Darling International, Inc. 5.375% 1/15/22		1,280	1,254
ESAL GmbH 6.25% 2/5/23 (b)		2,635	2,049
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,275	2,346
JBS Investments GmbH 7.75% 10/28/20 (b)		4,855	4,297
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,660	1,270
5.875% 7/15/24 (b)		2,435	1,948
Minerva Luxembourg SA 7.75% 1/31/23 (b)		10,185	9,498
Post Holdings, Inc.:
6.75% 12/1/21 (b)		4,200	4,394
7.75% 3/15/24 (b)		1,720	1,832
8% 7/15/25 (b)		860	925
TreeHouse Foods, Inc. 6% 2/15/24 (b)		1,185	1,219

TOTAL FOOD/BEVERAGE/TOBACCO			33,819

Gaming - 2.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		7,900	6,202
Eldorado Resorts, Inc. 7% 8/1/23 (b)		4,770	4,698
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		7,820	7,585
MGM Mirage, Inc.:
6% 3/15/23		2,810	2,801
6.875% 4/1/16		820	824
8.625% 2/1/19		5,000	5,550
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		7,110	6,168
Scientific Games Corp. 10% 12/1/22		5,980	4,156
Wynn Macau Ltd. 5.25% 10/15/21 (b)		750	653

TOTAL GAMING			38,637

Healthcare - 7.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		1,035	975
Alere, Inc. 6.375% 7/1/23 (b)		970	917
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,810	1,643
Centene Corp.:
5.625% 2/15/21 (b)(e)		2,190	2,231
6.125% 2/15/24 (b)(e)		1,425	1,455
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		355	353
DaVita HealthCare Partners, Inc.:
5% 5/1/25		3,590	3,532
5.125% 7/15/24		4,500	4,525
Endo Finance LLC 5.375% 1/15/23 (b)		535	531
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		7,145	7,181
6% 2/1/25 (b)		6,407	6,328
HCA Holdings, Inc.:
4.75% 5/1/23		3,245	3,253
5.375% 2/1/25		4,375	4,424
5.875% 3/15/22		8,635	9,261
5.875% 2/15/26		2,290	2,336
6.5% 2/15/20		7,640	8,423
7.5% 2/15/22		5,095	5,655
HealthSouth Corp.:
5.125% 3/15/23		1,235	1,198
5.75% 11/1/24 (b)		220	217
5.75% 11/1/24		1,005	992
5.75% 9/15/25 (b)		400	388
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		200	180
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		3,325	2,943
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		2,310	2,304
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		1,655	1,676
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		1,080	1,102
Service Corp. International 5.375% 1/15/22		815	848
Team Health, Inc. 7.25% 12/15/23 (b)		3,185	3,328
Tenet Healthcare Corp.:
4.375% 10/1/21		3,350	3,304
5% 3/1/19		2,540	2,394
6.75% 2/1/20		1,800	1,728
6.75% 6/15/23		3,665	3,390
8.125% 4/1/22		7,570	7,589
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,510	8,969
5.5% 3/1/23 (b)		2,660	2,347
5.625% 12/1/21 (b)		1,395	1,269
5.875% 5/15/23 (b)		12,575	11,255
6.125% 4/15/25 (b)		4,980	4,476
7.25% 7/15/22 (b)		315	307
7.5% 7/15/21 (b)		8,420	8,352
VPI Escrow Corp. 6.375% 10/15/20 (b)		2,380	2,285

TOTAL HEALTHCARE			135,864

Homebuilders/Real Estate - 1.0%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		1,260	1,040
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		1,265	1,110
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		1,000	905
CBRE Group, Inc. 5% 3/15/23		4,630	4,670
Kennedy-Wilson, Inc. 5.875% 4/1/24		1,395	1,332
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		680	680
6.125% 4/1/25 (b)		680	680
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,150	2,010
William Lyon Homes, Inc.:
7% 8/15/22		1,860	1,786
8.5% 11/15/20		1,195	1,234
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		2,215	1,922

TOTAL HOMEBUILDERS/REAL ESTATE			17,369

Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		615	649
FelCor Lodging LP 6% 6/1/25		960	970
Playa Resorts Holding BV 8% 8/15/20 (b)		825	839

TOTAL HOTELS			2,458

Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		5,335	4,668
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		2,765	2,426
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)		1,220	1,037
HUB International Ltd. 9.25% 2/15/21 (b)		1,045	1,069

TOTAL INSURANCE			9,200

Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		895	673
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		1,770	4
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (b)		415	398
CONSOL Energy, Inc. 8% 4/1/23		7,000	4,690
Murray Energy Corp. 11.25% 4/15/21 (b)		7,025	966
Peabody Energy Corp.:
6.25% 11/15/21		3,100	163
10% 3/15/22 (b)		2,120	212
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		655	511
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,040	863
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)		3,275	868
12% 4/1/20 pay-in-kind (b)(c)(d)		1,591	0

TOTAL METALS/MINING			8,675

Publishing/Printing - 1.8%
Cenveo Corp. 6% 8/1/19 (b)		1,290	887
Clear Channel International BV 8.75% 12/15/20 (b)		2,865	2,822
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		14,305	15,199
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		12,754	12,547

TOTAL PUBLISHING/PRINTING			31,455

Restaurants - 0.6%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (b)		1,820	1,829
Landry's Acquisition Co. 9.375% 5/1/20 (b)		4,040	4,267
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		4,205	4,163

TOTAL RESTAURANTS			10,259

Services - 3.5%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		6,170	5,075
APX Group, Inc.:
6.375% 12/1/19		10,660	10,194
8.75% 12/1/20		20,903	16,775
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,195	3,075
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		815	640
CBRE Group, Inc. 5.25% 3/15/25		2,555	2,639
Everi Payments, Inc. 10% 1/15/22		870	748
FTI Consulting, Inc. 6% 11/15/22		2,450	2,536
Garda World Security Corp.:
7.25% 11/15/21 (b)		6,680	5,210
7.25% 11/15/21 (b)		920	718
Hertz Corp.:
5.875% 10/15/20		990	975
6.25% 10/15/22		1,315	1,279
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,095	1,257
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)		16,420	8,990
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		600	462
TMS International Corp. 7.625% 10/15/21 (b)		420	324
United Rentals North America, Inc. 5.5% 7/15/25		1,500	1,339

TOTAL SERVICES			62,236

Steel - 0.6%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		2,180	1,570
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		11,106	8,274
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18		1,303	866

TOTAL STEEL			10,710

Super Retail - 0.6%
JC Penney Corp., Inc.:
5.65% 6/1/20		2,375	1,959
5.75% 2/15/18		703	664
7.4% 4/1/37		775	512
8.125% 10/1/19		3,785	3,475
L Brands, Inc. 6.875% 11/1/35 (b)		2,450	2,533
Sonic Automotive, Inc.:
5% 5/15/23		315	296
7% 7/15/22		1,390	1,442

TOTAL SUPER RETAIL			10,881

Technology - 2.7%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		950	1,017
ADT Corp. 6.25% 10/15/21		1,895	1,966
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,085	11,196
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		5,860	3,589
BMC Software, Inc. 7.25% 6/1/18		540	437
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		3,000	1,710
CDW LLC/CDW Finance Corp. 6% 8/15/22		1,190	1,251
Emdeon, Inc. 6% 2/15/21 (b)		1,790	1,665
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		3,560	3,320
Entegris, Inc. 6% 4/1/22 (b)		635	645
Lucent Technologies, Inc.:
6.45% 3/15/29		6,539	6,768
6.5% 1/15/28		5,415	5,483
Micron Technology, Inc.:
5.25% 1/15/24 (b)		3,480	2,828
5.5% 2/1/25		2,310	1,825
5.875% 2/15/22		1,520	1,353
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		2,200	2,008
VeriSign, Inc. 4.625% 5/1/23		910	892

TOTAL TECHNOLOGY			47,953

Telecommunications - 11.2%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (b)		680	709
6.75% 11/15/20 (b)		2,062	2,217
Altice Financing SA:
6.5% 1/15/22 (b)		895	891
6.625% 2/15/23 (b)		3,965	3,896
Altice Finco SA:
8.125% 1/15/24 (b)		540	518
9.875% 12/15/20 (b)		945	1,011
Altice SA:
7.625% 2/15/25 (b)		12,590	11,205
7.75% 5/15/22 (b)		14,575	13,591
Broadview Networks Holdings, Inc. 10.5% 11/15/17		2,915	2,689
Citizens Communications Co. 7.875% 1/15/27		4,949	3,811
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (b)		5,300	5,772
Columbus International, Inc. 7.375% 3/30/21 (b)		9,515	9,539
Digicel Group Ltd.:
6% 4/15/21 (b)		4,580	3,990
7.125% 4/1/22 (b)		3,650	2,721
8.25% 9/30/20 (b)		8,640	6,989
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		3,815	3,338
Eileme 2 AB 11.625% 1/31/20 (b)		2,100	2,222
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,375	2,292
Frontier Communications Corp.:
8.875% 9/15/20 (b)		1,165	1,169
10.5% 9/15/22 (b)		1,915	1,862
GCI, Inc. 6.875% 4/15/25		2,080	2,038
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,840	3,062
6.625% 12/15/22 (Reg. S)		6,530	4,228
7.5% 4/1/21		5,730	4,899
Intelsat Luxembourg SA:
7.75% 6/1/21		6,204	2,699
8.125% 6/1/23		3,585	1,479
Level 3 Financing, Inc.:
6.125% 1/15/21		2,395	2,509
7% 6/1/20		2,365	2,483
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,990	2,065
10.125% 1/15/23 (b)		9,815	10,379
10.875% 10/15/25 (b)		6,045	6,393
Numericable Group SA:
6% 5/15/22 (b)		10,358	10,203
6.25% 5/15/24 (b)		1,150	1,121
Sable International Finance Ltd. 6.875% 8/1/22 (b)		3,985	3,706
Sprint Capital Corp.:
6.875% 11/15/28		1,785	1,176
6.9% 5/1/19		4,761	3,809
8.75% 3/15/32		2,465	1,738
Sprint Communications, Inc.:
6% 12/1/16		3,939	3,909
6% 11/15/22		13,364	8,987
9% 11/15/18 (b)		5,500	5,610
Sprint Corp.:
7.125% 6/15/24		7,080	4,779
7.875% 9/15/23		4,755	3,388
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		1,160	1,183
6.25% 4/1/21		1,335	1,358
6.464% 4/28/19		705	727
6.5% 1/15/24		2,500	2,525
6.5% 1/15/26		3,290	3,290
6.542% 4/28/20		2,465	2,539
6.625% 4/1/23		4,925	5,036
6.633% 4/28/21		2,225	2,300
6.731% 4/28/22		1,645	1,688
6.836% 4/28/23		480	494
Wind Acquisition Finance SA 4.75% 7/15/20 (b)		2,965	2,913
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,795	3,710

TOTAL TELECOMMUNICATIONS			198,855

Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,425	1,133
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		5,250	1,890
8.125% 2/15/19		1,404	421
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		1,215	626
Teekay Corp.:
8.5% 1/15/20 (b)		2,210	1,392
8.5% 1/15/20		195	123
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		731	784
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		1,240	211

TOTAL TRANSPORTATION EX AIR/RAIL			6,580

Utilities - 4.8%
Calpine Corp.:
5.375% 1/15/23		2,615	2,380
5.75% 1/15/25		1,120	1,007
7.875% 1/15/23 (b)		3,021	3,225
Dynegy, Inc.:
6.75% 11/1/19		1,855	1,790
7.375% 11/1/22		7,595	6,722
7.625% 11/1/24		7,185	6,323
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		9,261	9,724
12.25% 3/1/22 (b)(d)		19,657	20,763
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		535	375
7% 6/15/23		2,200	1,584
InterGen NV 7% 6/30/23 (b)		12,534	9,651
NRG Energy, Inc. 6.625% 3/15/23		7,020	5,809
RJS Power Holdings LLC 4.625% 7/15/19 (b)		3,830	2,930
TXU Corp.:
5.55% 11/15/14 (d)		7,757	5,663
6.5% 11/15/24 (d)		4,961	3,622
6.55% 11/15/34 (d)		4,295	3,135

TOTAL UTILITIES			84,703

TOTAL NONCONVERTIBLE BONDS
(Cost $1,408,626)			1,234,302
		Shares	Value (000s)

Common Stocks - 16.0%
Air Transportation - 0.2%
Delta Air Lines, Inc.		100,000	4,429
Automotive & Auto Parts - 0.7%
Chassix Holdings, Inc.		29,835	617
General Motors Co.		171,513	5,084
General Motors Co.:
warrants 7/10/16 (f)		11,706	230
warrants 7/10/19 (f)		11,706	140
Motors Liquidation Co. GUC Trust (f)		39,254	634
Tenneco, Inc. (f)		100,000	3,821
Trinseo SA (f)(g)		82,233	1,956

TOTAL AUTOMOTIVE & AUTO PARTS			12,482

Banks & Thrifts - 0.8%
Bank of America Corp.		389,800	5,512
CIT Group, Inc.		112,700	3,308
JPMorgan Chase & Co.		100,000	5,950
Washington Mutual, Inc. (f)		505,500	0
WMI Holdings Corp. (f)		17,605	43

TOTAL BANKS & THRIFTS			14,813

Broadcasting - 0.9%
AMC Networks, Inc. Class A (f)		76,200	5,547
Cumulus Media, Inc. Class A (f)(g)		550,600	144
Gray Television, Inc. (f)		494,070	6,497
Sinclair Broadcast Group, Inc. Class A		100,000	3,300

TOTAL BROADCASTING			15,488

Cable/Satellite TV - 0.3%
Time Warner Cable, Inc.		26,300	4,787
Capital Goods - 0.5%
AECOM (f)		300,000	8,232
Chemicals - 0.5%
Axiall Corp.		100,000	1,793
LyondellBasell Industries NV Class A		95,795	7,469
Westlake Chemical Partners LP		3,400	65

TOTAL CHEMICALS			9,327

Consumer Products - 0.5%
Prestige Brands Holdings, Inc. (f)		75,000	3,501
Whirlpool Corp.		40,000	5,376

TOTAL CONSUMER PRODUCTS			8,877

Containers - 0.4%
Graphic Packaging Holding Co.		617,874	7,019
Diversified Financial Services - 1.2%
AerCap Holdings NV (f)		150,000	4,607
Citigroup, Inc.		116,564	4,963
Navient Corp.		534,100	5,106
The Blackstone Group LP		250,000	6,568

TOTAL DIVERSIFIED FINANCIAL SERVICES			21,244

Diversified Media - 0.2%
MDC Partners, Inc. Class A		205,126	4,008
Energy - 0.4%
Dril-Quip, Inc. (f)		92,600	5,430
Ovation Acquisition I LLC (h)		583,372	6
The Williams Companies, Inc.		48,200	930

TOTAL ENERGY			6,366

Food/Beverage/Tobacco - 0.5%
Darling International, Inc. (f)		450,000	4,046
Monster Beverage Corp.		35,000	4,726

TOTAL FOOD/BEVERAGE/TOBACCO			8,772

Gaming - 0.3%
Station Holdco LLC (f)(h)(i)		1,531,479	5,330
Station Holdco LLC (f)(h)(j)		11,653	41
Station Holdco LLC:
unit (f)(h)(j)		3,411	2
warrants 6/15/18 (f)(h)(i)		96,849	52

TOTAL GAMING			5,425

Healthcare - 1.5%
Community Health Systems, Inc. (f)		116,800	2,509
Endo Health Solutions, Inc. (f)		141,100	7,827
HCA Holdings, Inc. (f)		118,700	8,259
Legend Acquisition, Inc. (f)		18,796	282
Legend Acquisition, Inc.:
Class A warrants (f)		28,063	0
Class B warrants (f)		37,006	0
Universal Health Services, Inc. Class B		75,840	8,543

TOTAL HEALTHCARE			27,420

Homebuilders/Real Estate - 0.5%
Lennar Corp. Class A		200,000	8,430
Hotels - 0.5%
Extended Stay America, Inc. unit		194,400	2,490
Hyatt Hotels Corp. Class A (f)(g)		145,000	5,609

TOTAL HOTELS			8,099

Metals/Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (f)		87,174	739
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (f)(h)		4,323	35
Services - 1.6%
ARAMARK Holdings Corp.		229,800	7,342
Avis Budget Group, Inc. (f)		161,600	4,245
HD Supply Holdings, Inc. (f)		150,000	3,941
KAR Auction Services, Inc.		247,600	8,275
United Rentals, Inc. (f)		80,000	3,833
WP Rocket Holdings, Inc. (f)(h)		8,700,771	522

TOTAL SERVICES			28,158

Super Retail - 0.0%
Arena Brands Holding Corp. Class B (f)(h)		42,253	180
Technology - 3.7%
Alphabet, Inc. Class A		15,000	11,420
CDW Corp.		300,000	11,535
Cypress Semiconductor Corp.		27,565	217
Facebook, Inc. Class A (f)		34,294	3,848
Marvell Technology Group Ltd.		400,000	3,540
NXP Semiconductors NV (f)		172,322	12,886
Qorvo, Inc. (f)		253,800	10,050
Skyworks Solutions, Inc.		175,000	12,061

TOTAL TECHNOLOGY			65,557

Telecommunications - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (f)		32,200	2,158
Broadview Networks Holdings, Inc. (f)		189,475	265
Pendrell Corp. (f)		37,472	20
SBA Communications Corp. Class A (f)		66,400	6,592

TOTAL TELECOMMUNICATIONS			9,035

Transportation Ex Air/Rail - 0.2%
Ship Finance International Ltd. (NY Shares) (g)		300,000	4,017
Utilities - 0.1%
NRG Yield, Inc. Class C (g)		187,100	2,477
TOTAL COMMON STOCKS
(Cost $296,942)			285,416

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.6%
Energy - 0.0%
Southwestern Energy Co. Series B 6.25%		46,100	940
Healthcare - 0.5%
Allergan PLC 5.50%		2,900	2,750
Teva Pharmaceutical Industries Ltd. 7% (f)		6,650	6,496
			9,246
Homebuilders/Real Estate - 0.1%
American Tower Corp. 5.50%		12,400	1,225

TOTAL CONVERTIBLE PREFERRED STOCKS			11,411

Nonconvertible Preferred Stocks - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%		249,413	6,348
TOTAL PREFERRED STOCKS
(Cost $19,527)			17,759
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 5.7%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		761	742
Tranche D, term loan 3.75% 6/4/21 (c)		2,290	2,218

TOTAL AEROSPACE			2,960

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		382	377
Broadcasting - 0.1%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (c)		3,113	2,263
Building Materials - 0.3%
PriSo Acquisition Corp. Tranche B, term loan 4.5% 5/8/22 (c)		5,938	5,715
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)		195	187
Tranche 2LN, term loan 7.75% 7/7/23 (c)		765	719

TOTAL CABLE/SATELLITE TV			906

Diversified Financial Services - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		340	336
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		6,130	6,053
Energy - 0.3%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (c)		1,610	319
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (c)		343	333
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		947	934
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,561	1,771
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		395	303
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		574	147
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		835	730

TOTAL ENERGY			4,537

Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (f)	CAD	465	332
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 5LN, term loan 12/21/22 (k)		2,095	2,045
Gaming - 0.9%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		8,589	7,468
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		7,640	6,316
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)		2,538	2,490

TOTAL GAMING			16,274

Healthcare - 0.7%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		529	502
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		2,290	2,190
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		2,935	2,873
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		7,340	7,290

TOTAL HEALTHCARE			12,855

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		905	893
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		601	592

TOTAL HOMEBUILDERS/REAL ESTATE			1,485

Metals/Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 7.5% 4/16/20 (c)		4,606	2,164
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 0% 11/8/14 (d)		8,620	0
Services - 0.4%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (c)		181	176
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (c)		636	603
Tranche DD, term loan 4.0038% 11/8/20 (c)		163	154
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		8,728	6,825

TOTAL SERVICES			7,758

Super Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (c)		765	725
Technology - 1.4%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		8,102	6,463
First Data Corp. Tranche B, term loan 3.9265% 3/24/18 (c)		6,745	6,651
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		3,644	3,606
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		1,007	961
Tranche 2LN, term loan 8% 4/9/22 (c)		7,175	6,511

TOTAL TECHNOLOGY			24,192

Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		63	60
Utilities - 0.5%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		9,514	9,472
TOTAL BANK LOAN OBLIGATIONS
(Cost $119,079)			100,509

Preferred Securities - 4.0%
Banks & Thrifts - 2.5%
Bank of America Corp.:
5.2% (c)(l)		2,745	2,591
6.1% (c)(l)		2,590	2,693
Barclays Bank PLC 7.625% 11/21/22		12,695	14,379
Credit Agricole SA:
6.625% (b)(c)(l)		6,105	5,789
8.125% (b)(c)(l)		3,005	3,012
Goldman Sachs Group, Inc. 5.375% (c)(l)		4,045	3,999
JPMorgan Chase & Co. 5.15% (c)(l)		9,715	9,381
Royal Bank of Scotland Group PLC 8% (c)(l)		1,515	1,566
Wells Fargo & Co. 5.875% (c)(l)		1,660	1,763

TOTAL BANKS & THRIFTS			45,173

Diversified Financial Services - 1.5%
Citigroup, Inc.:
5.35% (c)(l)		24,830	23,656
5.9% (c)(l)		2,100	2,126

TOTAL DIVERSIFIED FINANCIAL SERVICES			25,782

TOTAL PREFERRED SECURITIES
(Cost $72,206)			70,955
		Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.38% (m)		55,159,092	55,159
Fidelity Securities Lending Cash Central Fund, 0.42% (m)(n)		6,943,750	6,944
TOTAL MONEY MARKET FUNDS
(Cost $62,103)			62,103
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,978,483)			1,771,044
NET OTHER ASSETS (LIABILITIES) - 0.4%			7,985
NET ASSETS - 100%			$1,779,029

Currency Abbreviations

CAD – Canadian dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $566,841,000 or 31.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,167,000 or 0.3% of net assets.

 (i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (j) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$8
Ovation Acquisition I LLC	12/23/15	$6
Station Holdco LLC	6/17/11	$1,478
Station Holdco LLC	4/1/13	$13
Station Holdco LLC unit	4/1/13	0
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$3,945
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39
Fidelity Securities Lending Cash Central Fund	17
Total	$56

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$69,062	$62,805	$35	$6,222
Consumer Staples	8,778	8,772	--	6
Energy	11,317	11,317	--	--
Financials	39,657	39,657	--	--
Health Care	40,167	39,885	--	282
Industrials	38,104	37,582	--	522
Information Technology	67,715	67,715	--	--
Materials	19,041	19,041	--	--
Telecommunication Services	6,857	6,592	265	--
Utilities	2,477	2,477	--	--
Corporate Bonds	1,234,302	--	1,234,277	25
Bank Loan Obligations	100,509	--	99,208	1,301
Preferred Securities	70,955	--	70,955	--
Money Market Funds	62,103	62,103	--	--
Total Investments in Securities:	$1,771,044	$357,946	$1,404,740	$8,358

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,970,597,000. Net unrealized depreciation aggregated $199,553,000, of which $79,829,000 related to appreciated investment securities and $279,382,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Fund

January 31, 2016

AHI-QTLY-0316
1.813042.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.2%
	Principal Amount	Value
Aerospace - 0.2%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$1,070,000	$1,086,050
TransDigm, Inc. 6.5% 5/15/25 (a)	705,000	677,681

TOTAL AEROSPACE		1,763,731

Air Transportation - 3.3%
Air Canada:
6.625% 5/15/18 (a)	3,205,000	3,200,994
7.75% 4/15/21 (a)	615,000	616,538
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	1,635,000	1,508,288
Allegiant Travel Co. 5.5% 7/15/19	725,000	721,375
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,355,000	1,292,331
5.5% 10/1/19 (a)	2,775,000	2,747,250
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	269,667	271,689
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	890,862	959,904
6.125% 4/29/18	345,000	360,525
6.25% 10/11/21	1,698,556	1,781,361
9.25% 5/10/17	798,681	846,602
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	940,024	1,050,477
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,206,550
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,215,000
Series 2013-1 Class B, 5.375% 5/15/23	421,059	424,217
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	791,659	831,241
9.75% 1/15/17	541,338	573,818
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,727,225
6.375% 6/1/18	185,000	191,475

TOTAL AIR TRANSPORTATION		23,526,860

Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,175,000	975,250
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	555,000	520,313

TOTAL AUTOMOTIVE & AUTO PARTS		1,495,563

Banks & Thrifts - 0.2%
Ocwen Financial Corp. 6.625% 5/15/19	1,875,000	1,654,688
Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,420,000	8,083,200
6.875% 6/15/18	135,000	74,250
9% 12/15/19	1,230,000	844,088
10% 1/15/18	3,000,000	1,237,500
iHeartCommunications, Inc. 10.625% 3/15/23	1,370,000	887,075
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,425,000	1,350,188

TOTAL BROADCASTING		12,476,301

Building Materials - 1.1%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (a)	545,000	562,031
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,955,000	1,925,675
6% 10/15/25 (a)	1,700,000	1,734,000
Building Materials Holding Corp. 9% 9/15/18 (a)	2,790,000	2,894,625
GCP Applied Technologies, Inc. 9.5% 2/1/23 (a)	810,000	856,575

TOTAL BUILDING MATERIALS		7,972,906

Cable/Satellite TV - 2.2%
Altice SA:
7.75% 7/15/25 (a)	935,000	836,825
7.75% 7/15/25 (a)	840,000	768,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	555,000	553,613
5.125% 5/1/23 (a)	2,210,000	2,210,000
5.875% 5/1/27 (a)	820,000	807,700
CCOH Safari LLC 5.75% 2/15/26 (a)	1,450,000	1,441,837
CSC Holdings LLC 6.75% 11/15/21	3,355,000	3,313,063
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	1,465,000	1,472,325
Virgin Media Secured Finance PLC 5.5% 1/15/25 (a)	595,000	597,975
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	214,225	203,835
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	3,930,000	3,753,150

TOTAL CABLE/SATELLITE TV		15,958,923

Capital Goods - 0.6%
General Cable Corp. 5.75% 10/1/22 (b)	955,000	722,219
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,615,000	3,723,450

TOTAL CAPITAL GOODS		4,445,669

Chemicals - 1.1%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	930,000	999,750
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,100,000	1,265,250
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	892,413
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,740,000	3,590,400
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,230,000	965,550

TOTAL CHEMICALS		7,713,363

Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	935,000	869,550
Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,953,604	1,776,721
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.512% 12/15/19 (a)(b)	2,450,000	2,342,813
7% 11/15/20 (a)	903,529	856,094
Ball Corp. 5.25% 7/1/25	1,750,000	1,798,125
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	1,800,000	1,737,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	710,000	557,350
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,135,000	1,113,719
6.375% 8/15/25 (a)	1,135,000	1,117,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	3,455,000	3,459,319

TOTAL CONTAINERS		14,759,116

Diversified Financial Services - 4.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,585,000	1,541,413
4.625% 7/1/22	1,410,000	1,371,225
FLY Leasing Ltd.:
6.375% 10/15/21	1,470,000	1,422,225
6.75% 12/15/20	2,710,000	2,713,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,195,000	1,099,400
5.875% 2/1/22	2,200,000	1,966,250
6% 8/1/20	4,635,000	4,350,643
ILFC E-Capital Trust I 4.49% 12/21/65 (a)(b)	2,555,000	2,293,113
ILFC E-Capital Trust II 4.74% 12/21/65 (a)(b)	3,870,000	3,483,000
MSCI, Inc. 5.25% 11/15/24 (a)	1,855,000	1,912,969
Navient Corp.:
5% 10/26/20	575,000	497,375
5.875% 3/25/21	1,135,000	981,775
5.875% 10/25/24	1,420,000	1,125,350
SLM Corp.:
4.875% 6/17/19	4,765,000	4,359,975
5.5% 1/15/19	1,705,000	1,598,438
5.5% 1/25/23	550,000	446,875
6.125% 3/25/24	700,000	574,875

TOTAL DIVERSIFIED FINANCIAL SERVICES		31,738,289

Diversified Media - 0.9%
Lamar Media Corp. 5.75% 2/1/26 (a)	505,000	520,150
MDC Partners, Inc. 6.75% 4/1/20 (a)	4,575,000	4,534,969
WMG Acquisition Corp. 6.75% 4/15/22 (a)	1,407,000	1,238,160

TOTAL DIVERSIFIED MEDIA		6,293,279

Electric Utilities No Longer Use - 0.1%
PPL Energy Supply LLC 6.5% 6/1/25	615,000	418,200
Energy - 9.1%
Antero Resources Corp.:
5.125% 12/1/22	2,210,000	1,861,925
5.625% 6/1/23 (a)	690,000	572,700
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	432,225
Baytex Energy Corp.:
5.125% 6/1/21 (a)	550,000	330,000
5.625% 6/1/24 (a)	615,000	356,700
California Resources Corp. 5% 1/15/20	109,000	22,073
Chesapeake Energy Corp.:
4.875% 4/15/22	1,450,000	384,250
8% 12/15/22 (a)	615,000	262,913
Citgo Holding, Inc. 10.75% 2/15/20 (a)	685,000	650,750
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,620,000	1,551,150
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	5,116,000	4,502,080
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	460,000	446,200
Denbury Resources, Inc.:
5.5% 5/1/22	1,750,000	612,500
6.375% 8/15/21	1,555,000	559,800
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	6,325,000	5,376,250
Energy Transfer Equity LP 5.5% 6/1/27	1,150,000	816,500
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	2,520,000	882,000
9.375% 5/1/20	6,860,000	2,915,500
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,052,475
6% 10/1/22	965,000	723,750
Forbes Energy Services Ltd. 9% 6/15/19	2,510,000	978,900
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,220,000
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,425,000	2,255,250
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,570,000	1,619,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	925,000	714,563
5.75% 10/1/25 (a)	1,110,000	868,575
Hornbeck Offshore Services, Inc.:
5% 3/1/21	601,000	339,565
5.875% 4/1/20	800,000	480,000
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	1,060,000	376,300
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,540,000	3,367,956
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	1,515,000	530,250
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,125,000	953,438
Rice Energy, Inc.:
6.25% 5/1/22	7,165,000	5,427,488
7.25% 5/1/23	1,945,000	1,492,788
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 11/15/23	1,940,000	1,047,600
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	1,445,000	1,322,175
5.625% 3/1/25	3,585,000	3,083,100
5.75% 5/15/24	3,025,000	2,654,438
SemGroup Corp. 7.5% 6/15/21	2,015,000	1,551,550
SM Energy Co. 6.5% 11/15/21	335,000	195,037
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,680,000	1,575,000
6.375% 4/1/23 (a)	525,000	484,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	2,195,000	2,049,581
6.75% 3/15/24 (a)	1,685,000	1,390,125
Teine Energy Ltd. 6.875% 9/30/22 (a)	2,745,000	2,192,569
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	545,000	493,225
6.25% 10/15/22 (a)	505,000	459,550
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,070,000	973,700

TOTAL ENERGY		65,407,877

Entertainment/Film - 0.1%
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,453,062	979,404
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,403,000	3,249,865
Food & Drug Retail - 0.6%
SUPERVALU, Inc.:
6.75% 6/1/21	2,960,000	2,493,800
7.75% 11/15/22	810,000	688,500
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	1,064,000

TOTAL FOOD & DRUG RETAIL		4,246,300

Food/Beverage/Tobacco - 4.1%
ESAL GmbH 6.25% 2/5/23 (a)	9,440,000	7,339,600
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	2,050,000	2,114,063
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,865,000	1,503,656
7.75% 10/28/20 (a)	2,200,000	1,947,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	600,000	459,000
5.875% 7/15/24 (a)	1,530,000	1,224,000
7.25% 6/1/21 (a)	1,850,000	1,676,563
8.25% 2/1/20 (a)	4,220,000	3,987,900
Minerva Luxembourg SA 7.75% 1/31/23 (a)	6,140,000	5,725,550
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (a)	400,000	414,000
TreeHouse Foods, Inc. 6% 2/15/24 (a)	480,000	493,800
Vector Group Ltd. 7.75% 2/15/21	2,770,000	2,894,650

TOTAL FOOD/BEVERAGE/TOBACCO		29,779,782

Gaming - 2.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	1,950,000	1,530,750
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (a)	1,725,000	1,673,250
MCE Finance Ltd. 5% 2/15/21 (a)	4,065,000	3,620,126
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	2,720,000	2,529,600
Scientific Games Corp.:
6.625% 5/15/21	6,355,000	3,018,625
7% 1/1/22 (a)	2,255,000	2,119,700
10% 12/1/22	2,310,000	1,605,450
Wynn Macau Ltd. 5.25% 10/15/21 (a)	5,190,000	4,515,300

TOTAL GAMING		20,612,801

Healthcare - 6.7%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	420,000	381,150
Centene Corp.:
5.625% 2/15/21 (a)(c)	1,050,000	1,069,688
6.125% 2/15/24 (a)(c)	580,000	592,325
Community Health Systems, Inc.:
6.875% 2/1/22	1,875,000	1,696,875
7.125% 7/15/20	3,255,000	3,108,525
Endo Finance LLC 5.375% 1/15/23 (a)	795,000	789,038
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (a)	3,020,000	3,035,100
HCA Holdings, Inc. 5.875% 2/15/26	2,730,000	2,784,600
HealthSouth Corp.:
5.125% 3/15/23	435,000	421,950
5.75% 11/1/24	600,000	592,254
5.75% 11/1/24 (a)	510,000	503,416
5.75% 9/15/25 (a)	3,030,000	2,938,494
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (a)	1,455,000	1,309,500
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	780,000	768,300
Kindred Healthcare, Inc.:
8% 1/15/20	2,845,000	2,596,063
8.75% 1/15/23	805,000	720,475
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	330,000	293,700
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	880,000	877,800
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	815,000	831,300
Team Health, Inc. 7.25% 12/15/23 (a)	1,220,000	1,274,900
Tenet Healthcare Corp.:
5% 3/1/19	1,245,000	1,173,413
6.75% 6/15/23	2,940,000	2,719,500
8.125% 4/1/22	9,670,000	9,694,175
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,210,000	3,027,431
5.875% 5/15/23 (a)	1,240,000	1,109,800
6.75% 8/15/18 (a)	1,645,000	1,637,803
7.5% 7/15/21 (a)	675,000	669,516
VPI Escrow Corp. 6.375% 10/15/20 (a)	1,805,000	1,732,800

TOTAL HEALTHCARE		48,349,891

Homebuilders/Real Estate - 2.1%
Calatlantic Group, Inc. 5.875% 11/15/24	640,000	664,000
CBRE Group, Inc. 5% 3/15/23	2,530,000	2,551,998
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,725,000	1,725,000
Lennar Corp. 4.875% 12/15/23	1,475,000	1,445,500
M/I Homes, Inc. 6.75% 1/15/21 (a)	1,850,000	1,794,500
Meritage Homes Corp. 6% 6/1/25	990,000	965,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,010,500
5.875% 4/15/23 (a)	760,000	710,600
TRI Pointe Homes, Inc. 5.875% 6/15/24	400,000	388,000
William Lyon Homes, Inc.:
5.75% 4/15/19	1,280,000	1,235,200
7% 8/15/22	2,460,000	2,361,600
7% 8/15/22 (a)	405,000	388,800

TOTAL HOMEBUILDERS/REAL ESTATE		15,240,948

Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (a)	2,170,000	1,898,750
HUB International Ltd. 9.25% 2/15/21 (a)	420,000	429,450

TOTAL INSURANCE		2,328,200

Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (a)	3,435,000	2,584,838
NCL Corp. Ltd. 4.625% 11/15/20 (a)	2,115,000	2,056,838
Speedway Motorsports, Inc. 5.125% 2/1/23	1,695,000	1,690,763

TOTAL LEISURE		6,332,439

Metals/Mining - 1.7%
CONSOL Energy, Inc.:
5.875% 4/15/22	4,615,000	2,982,444
8% 4/1/23	1,370,000	917,900
First Quantum Minerals Ltd.:
6.75% 2/15/20 (a)	3,740,000	1,706,375
7.25% 5/15/22 (a)	1,985,000	893,250
Lundin Mining Corp. 7.875% 11/1/22 (a)	2,540,000	2,051,050
New Gold, Inc. 6.25% 11/15/22 (a)	3,665,000	2,739,588
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	1,555,000	1,290,650

TOTAL METALS/MINING		12,581,257

Paper - 0.4%
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	1,960,000	1,989,400
Xerium Technologies, Inc. 8.875% 6/15/18	835,000	810,994

TOTAL PAPER		2,800,394

Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	3,045,000	3,235,313
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	4,895,000	4,815,456
R.R. Donnelley & Sons Co.:
7% 2/15/22	700,000	656,250
7.875% 3/15/21	925,000	910,570

TOTAL PUBLISHING/PRINTING		9,617,589

Services - 3.8%
ADT Corp. 5.25% 3/15/20	1,210,000	1,270,500
APX Group, Inc.:
6.375% 12/1/19	10,315,000	9,863,719
8.75% 12/1/20	9,085,000	7,290,713
Audatex North America, Inc.:
6% 6/15/21 (a)	3,390,000	3,415,425
6.125% 11/1/23 (a)	1,125,000	1,133,438
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	870,000	682,950
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,400,000	1,141,000
Everi Payments, Inc. 10% 1/15/22	1,935,000	1,664,100
Garda World Security Corp.:
7.25% 11/15/21 (a)	150,000	117,000
7.25% 11/15/21 (a)	390,000	304,200
Hertz Corp. 6.25% 10/15/22	610,000	593,225

TOTAL SERVICES		27,476,270

Steel - 0.5%
Steel Dynamics, Inc.:
5.125% 10/1/21	2,335,000	2,177,388
5.25% 4/15/23	1,280,000	1,161,600

TOTAL STEEL		3,338,988

Super Retail - 2.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	3,405,000	3,430,538
JC Penney Corp., Inc.:
5.65% 6/1/20	9,681,000	7,986,825
7.4% 4/1/37	2,605,000	1,719,300
8.125% 10/1/19	865,000	794,070
L Brands, Inc. 6.875% 11/1/35 (a)	935,000	966,556
Sally Holdings LLC 5.625% 12/1/25	745,000	769,213

TOTAL SUPER RETAIL		15,666,502

Technology - 5.4%
ADT Corp.:
4.125% 6/15/23	715,000	657,800
6.25% 10/15/21	2,110,000	2,189,125
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	4,305,000	4,348,050
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,970,000	1,871,500
Italics Merger Sub, Inc. 7.125% 7/15/23 (a)	1,415,000	1,266,425
Lucent Technologies, Inc.:
6.45% 3/15/29	9,535,000	9,868,698
6.5% 1/15/28	3,290,000	3,331,125
Micron Technology, Inc.:
5.25% 8/1/23 (a)	960,000	777,600
5.25% 1/15/24 (a)	1,100,000	893,750
5.5% 2/1/25	1,145,000	904,550
5.625% 1/15/26 (a)	3,320,000	2,573,000
5.875% 2/15/22	305,000	271,450
Microsemi Corp. 9.125% 4/15/23 (a)	330,000	347,325
Nuance Communications, Inc. 5.375% 8/15/20 (a)	3,065,000	3,065,000
Qorvo, Inc.:
6.75% 12/1/23 (a)	1,630,000	1,609,625
7% 12/1/25 (a)	1,990,000	1,975,075
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	745,000	679,813
Sensata Technologies BV 5% 10/1/25 (a)	1,385,000	1,333,063
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,305,000	1,331,100

TOTAL TECHNOLOGY		39,294,074

Telecommunications - 11.8%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (a)	1,287,000	1,383,525
8.875% 1/1/20 (a)	2,035,000	2,179,994
Altice Financing SA:
6.5% 1/15/22 (a)	390,000	388,050
6.625% 2/15/23 (a)	2,410,000	2,367,825
Altice Finco SA:
7.625% 2/15/25 (a)	1,380,000	1,269,600
9.875% 12/15/20 (a)	6,195,000	6,628,650
Altice SA:
7.625% 2/15/25 (a)	2,230,000	1,984,700
7.75% 5/15/22 (a)	5,975,000	5,571,688
Columbus International, Inc. 7.375% 3/30/21 (a)	8,625,000	8,646,563
Digicel Group Ltd.:
6% 4/15/21 (a)	4,750,000	4,138,438
6.75% 3/1/23 (a)	1,135,000	976,100
7% 2/15/20 (a)	200,000	175,800
7.125% 4/1/22 (a)	2,855,000	2,128,403
8.25% 9/30/20 (a)	4,130,000	3,340,654
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,545,000	4,851,875
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	1,320,000	1,273,800
GCI, Inc. 6.875% 4/15/25	2,360,000	2,312,800
Intelsat Jackson Holdings SA:
5.5% 8/1/23	775,000	618,063
7.25% 4/1/19	820,000	744,150
7.25% 10/15/20	1,405,000	1,208,300
Intelsat Luxembourg SA 7.75% 6/1/21	1,365,000	593,775
Millicom International Cellular SA 6% 3/15/25 (a)	4,165,000	3,539,834
Neptune Finco Corp.:
6.625% 10/15/25 (a)	760,000	788,500
10.125% 1/15/23 (a)	1,445,000	1,528,088
10.875% 10/15/25 (a)	1,445,000	1,528,088
Numericable Group SA:
4.875% 5/15/19 (a)	640,000	635,200
6% 5/15/22 (a)	2,475,000	2,437,875
6.25% 5/15/24 (a)	490,000	477,750
Sable International Finance Ltd. 6.875% 8/1/22 (a)	520,000	483,600
Sprint Capital Corp.:
6.875% 11/15/28	9,410,000	6,198,838
8.75% 3/15/32	4,235,000	2,985,675
Sprint Corp.:
7.25% 9/15/21	2,760,000	1,987,200
7.625% 2/15/25	2,740,000	1,871,763
7.875% 9/15/23	1,360,000	969,000
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,508,250
6.375% 3/1/25	2,375,000	2,380,938
6.464% 4/28/19	1,565,000	1,613,906
6.5% 1/15/26	1,255,000	1,255,000

TOTAL TELECOMMUNICATIONS		84,972,258

Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,095,000	2,460,525
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	4,270,000	1,537,200
8.125% 2/15/19	1,870,000	561,000
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	860,000	442,900
Teekay Corp. 8.5% 1/15/20 (a)	845,000	532,350

TOTAL TRANSPORTATION EX AIR/RAIL		5,533,975

Utilities - 5.9%
Calpine Corp.:
5.375% 1/15/23	1,750,000	1,592,500
5.75% 1/15/25	875,000	786,406
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,895,000	5,614,988
Dynegy, Inc.:
6.75% 11/1/19	4,885,000	4,714,025
7.375% 11/1/22	2,060,000	1,823,100
7.625% 11/1/24	8,005,000	7,044,400
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	310,000	217,000
7% 6/15/23	2,205,000	1,587,600
NRG Energy, Inc. 6.25% 7/15/22	2,105,000	1,736,625
NSG Holdings II, LLC 7.75% 12/15/25 (a)	8,478,511	8,944,829
RJS Power Holdings LLC 4.625% 7/15/19 (a)	5,810,000	4,444,650
The AES Corp.:
4.875% 5/15/23	175,000	154,875
7.375% 7/1/21	3,445,000	3,548,350

TOTAL UTILITIES		42,209,348

TOTAL NONCONVERTIBLE BONDS
(Cost $646,871,002)		571,104,600
	Shares	Value

Common Stocks - 0.0%
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (d)
(Cost $795,750)	1	23,749

Convertible Preferred Stocks - 0.3%
Energy - 0.3%
Southwestern Energy Co. Series B 6.25%
(Cost $1,817,294)	102,500	2,091,000
	Principal Amount	Value

Bank Loan Obligations - 8.7%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	965,300	934,777
Broadcasting - 0.3%
Clear Channel Communications, Inc. Tranche D, term loan 7.178% 1/30/19 (b)	3,645,000	2,409,017
Building Materials - 0.8%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	2,124,675	2,114,052
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	1,680,075	1,582,076
Tranche 2LN, term loan 7.75% 4/1/22 (b)	340,000	321,582
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,149,613	2,035,683

TOTAL BUILDING MATERIALS		6,053,393

Cable/Satellite TV - 0.9%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,250,000	2,243,678
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	724,531	696,094
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	626,818	602,216
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	2,665,000	2,554,589

TOTAL CABLE/SATELLITE TV		6,096,577

Containers - 0.5%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,209,611	1,197,139
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	2,362,056	2,255,763

TOTAL CONTAINERS		3,452,902

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	925,000	789,330
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	233,238	209,331
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	880,243	849,117

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,847,778

Energy - 0.1%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	645,000	367,650
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	1,336,459	628,136

TOTAL ENERGY		995,786

Food & Drug Retail - 0.3%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/15/23 (b)	1,995,000	1,952,806
Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (b)	1,650,000	1,575,750
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	325,050	268,709
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	149,250	147,758
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	2,178,000	1,933,650

TOTAL GAMING		2,350,117

Healthcare - 0.5%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	805,950	789,662
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.68% 10/20/18 (b)	1,489,635	1,431,912
Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	1,500,000	1,441,245

TOTAL HEALTHCARE		3,662,819

Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	177,300	162,673
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	2,016,147	1,924,573
Services - 1.4%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	2,533,300	2,354,702
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	591,257	402,055
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	2,826,873	2,680,243
Tranche DD, term loan 4.0038% 11/8/20 (b)	723,154	685,644
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	2,656,939	2,077,726
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,412,599	2,153,245

TOTAL SERVICES		10,353,615

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	1,679,849	1,639,952
Technology - 1.2%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	2,560,050	2,467,888
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,331,654	1,269,240
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	1,164,667	1,152,438
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	470,000	455,900
Tranche B 1LN, term loan 5% 10/16/22 (b)	760,000	735,300
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	675,000	676,127
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	673,304	672,712
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,346,617	1,119,375

TOTAL TECHNOLOGY		8,548,980

Telecommunications - 0.5%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	1,215,000	1,181,588
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	2,163,903	2,118,591

TOTAL TELECOMMUNICATIONS		3,300,179

Utilities - 0.8%
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,590,000	1,526,400
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	471,038	292,044
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	3,120,000	2,808,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	865,000	764,444

TOTAL UTILITIES		5,390,888

TOTAL BANK LOAN OBLIGATIONS
(Cost $67,971,001)		62,652,582

Preferred Securities - 7.2%
Banks & Thrifts - 5.7%
BAC Capital Trust XIV 4% (b)(e)	630,000	472,710
Bank of America Corp.:
6.1% (b)(e)	2,485,000	2,583,552
6.25% (b)(e)	1,600,000	1,640,934
6.5% (b)(e)	635,000	674,762
Barclays Bank PLC 7.625% 11/21/22	4,405,000	4,989,259
Barclays PLC:
6.625% (b)(e)	4,160,000	4,083,407
8.25% (b)(e)	5,905,000	6,249,144
BNP Paribas SA 7.375% (a)(b)(e)	1,905,000	1,932,656
Credit Agricole SA:
6.625% (a)(b)(e)	6,360,000	6,030,515
8.125% (a)(b)(e)	1,205,000	1,207,813
Deutsche Bank AG 7.5% (b)(e)	1,200,000	1,157,601
Goldman Sachs Group, Inc. 5.375% (b)(e)	1,650,000	1,631,035
JPMorgan Chase & Co.:
5.3% (b)(e)	1,650,000	1,662,203
6% (b)(e)	1,680,000	1,727,250
6.75% (b)(e)	975,000	1,088,344
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	1,135,000	1,162,580
8% (b)(e)	565,000	583,929
Societe Generale 8% (a)(b)(e)	1,905,000	1,933,523

TOTAL BANKS & THRIFTS		40,811,217

Diversified Financial Services - 1.5%
American Express Co. 4.9% (b)(e)	2,720,000	2,587,295
Citigroup, Inc.:
5.875% (b)(e)	785,000	778,522
5.95% (b)(e)	1,235,000	1,214,067
5.95% (b)(e)	1,135,000	1,146,896
6.125% (b)(e)	2,645,000	2,696,295
6.3% (b)(e)	2,680,000	2,635,780

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,058,855

TOTAL PREFERRED SECURITIES
(Cost $51,490,826)		51,870,072
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (f)
(Cost $26,086,949)	26,086,949	26,086,949
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $795,032,822)		713,828,952
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,148,035
NET ASSETS - 100%		$720,976,987

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,062,923 or 42.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,007
Total	$20,007

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,091,000	$2,091,000	$--	$--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	571,104,600	--	571,104,600	--
Bank Loan Obligations	62,652,582	--	62,652,582	--
Preferred Securities	51,870,072	--	51,870,072	--
Money Market Funds	26,086,949	26,086,949	--	--
Total Investments in Securities:	$713,828,952	$28,177,949	$685,627,254	$23,749

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $793,065,956. Net unrealized depreciation aggregated $79,237,004, of which $8,150,523 related to appreciated investment securities and $87,387,527 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

January 31, 2016

FAV-QTLY-0316
1.813029.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.6%
Delphi Automotive PLC	3,211	$208,522
Tenneco, Inc. (a)	5,100	194,871
Visteon Corp.	1,690	113,027
		516,420
Diversified Consumer Services - 1.5%
H&R Block, Inc.	10,732	365,425
Houghton Mifflin Harcourt Co. (a)	38,480	686,483
Service Corp. International	8,328	201,454
		1,253,362
Hotels, Restaurants & Leisure - 1.0%
DineEquity, Inc.	2,755	233,955
Extended Stay America, Inc. unit	19,800	253,638
Wyndham Worldwide Corp.	5,420	351,758
		839,351
Household Durables - 0.7%
Jarden Corp. (a)	3,805	201,855
Tempur Sealy International, Inc. (a)	1,400	84,476
Whirlpool Corp.	2,530	340,007
		626,338
Internet & Catalog Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	24,110	628,307
Leisure Products - 0.4%
Mattel, Inc. (b)	11,140	307,353
Media - 2.9%
CBS Corp. Class B	3,200	152,000
Charter Communications, Inc. Class A (a)	500	85,680
Discovery Communications, Inc. Class A (a)	1,700	46,903
Liberty Broadband Corp. Class C (a)	6,741	316,827
Live Nation Entertainment, Inc. (a)	27,684	628,427
Omnicom Group, Inc.	2,800	205,380
Sinclair Broadcast Group, Inc. Class A	7,730	255,090
Starz Series A (a)	10,299	292,801
Twenty-First Century Fox, Inc. Class B	9,832	266,447
Viacom, Inc. Class B (non-vtg.)	3,600	164,304
		2,413,859
Multiline Retail - 0.7%
Dillard's, Inc. Class A	4,180	294,314
Kohl's Corp.	5,911	294,072
		588,386
Specialty Retail - 1.2%
Chico's FAS, Inc.	11,673	121,282
GameStop Corp. Class A	10,300	269,963
GNC Holdings, Inc.	7,700	215,677
Office Depot, Inc. (a)	43,500	224,025
Sally Beauty Holdings, Inc. (a)	3,520	97,011
The Men's Wearhouse, Inc.	8,686	119,085
		1,047,043
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	7,200	181,735

TOTAL CONSUMER DISCRETIONARY		8,402,154

CONSUMER STAPLES - 3.6%
Beverages - 1.0%
C&C Group PLC	68,303	265,752
Cott Corp.	40,446	414,883
Molson Coors Brewing Co. Class B	1,743	157,707
		838,342
Food & Staples Retailing - 0.7%
Sysco Corp.	8,134	323,815
Whole Foods Market, Inc.	10,700	313,617
		637,432
Food Products - 1.9%
Bunge Ltd.	3,271	202,835
ConAgra Foods, Inc.	8,011	333,578
Darling International, Inc. (a)	36,307	326,400
Dean Foods Co.	3,124	62,418
Greencore Group PLC	46,782	259,873
The J.M. Smucker Co.	2,958	379,571
TreeHouse Foods, Inc. (a)	200	15,872
		1,580,547

TOTAL CONSUMER STAPLES		3,056,321

ENERGY - 6.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	12,200	530,822
BW Offshore Ltd.	248,945	61,234
Dril-Quip, Inc. (a)	5,920	347,149
FMC Technologies, Inc. (a)	5,617	141,268
Halliburton Co.	6,545	208,066
Odfjell Drilling A/S (a)	28,835	17,999
SBM Offshore NV (a)	18,600	245,540
Schlumberger Ltd.	2,738	197,875
		1,749,953
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	4,040	157,924
Apache Corp.	4,809	204,575
Boardwalk Pipeline Partners, LP	13,241	144,459
California Resources Corp.	42,089	60,187
Diamondback Energy, Inc.	4,967	375,257
Energen Corp.	4,489	158,327
EQT Corp.	7,140	440,824
Golar LNG Ltd.	7,500	139,650
Hess Corp.	5,226	222,105
Hoegh LNG Holdings Ltd.	13,600	141,801
Imperial Oil Ltd.	7,700	236,073
Kinder Morgan, Inc.	10,600	174,370
Lundin Petroleum AB (a)	17,200	247,295
Marathon Oil Corp.	16,487	160,419
Marathon Petroleum Corp.	5,535	231,308
Newfield Exploration Co. (a)	12,610	366,573
Northern Oil & Gas, Inc. (a)(b)	11,909	39,300
Stone Energy Corp. (a)	14,156	43,600
Whiting Petroleum Corp. (a)	12,690	93,272
		3,637,319

TOTAL ENERGY		5,387,272

FINANCIALS - 30.3%
Banks - 5.5%
Bank of Ireland (a)	212,097	69,046
Barclays PLC sponsored ADR	25,698	277,024
BOK Financial Corp.	300	15,003
CIT Group, Inc.	23,354	685,440
Citigroup, Inc.	5,912	251,733
Comerica, Inc.	500	17,150
Cullen/Frost Bankers, Inc.	600	28,716
East West Bancorp, Inc.	300	9,726
EFG Eurobank Ergasias SA (a)	8,116	6,747
First Citizen Bancshares, Inc.	1,379	339,317
First Citizen Bancshares, Inc. Class A (a)	1,408	346,452
First Niagara Financial Group, Inc.	5,630	55,118
Hilltop Holdings, Inc. (a)	15,674	250,314
Huntington Bancshares, Inc.	2,800	24,024
JPMorgan Chase & Co.	7,700	458,150
Lloyds Banking Group PLC	158,300	148,305
PNC Financial Services Group, Inc.	1,761	152,591
Prosperity Bancshares, Inc.	6,400	271,360
U.S. Bancorp	23,409	937,765
Wells Fargo & Co.	5,529	277,722
Zions Bancorporation	500	11,340
		4,633,043
Capital Markets - 4.4%
American Capital Ltd. (a)	12,630	177,073
Apollo Global Management LLC Class A	19,248	261,388
Ares Capital Corp.	25,017	347,736
Artisan Partners Asset Management, Inc.	5,700	178,410
E*TRADE Financial Corp. (a)	10,936	257,652
Fortress Investment Group LLC	48,172	203,286
Franklin Resources, Inc.	10,330	358,038
Invesco Ltd.	26,261	785,992
KKR & Co. LP	24,812	338,188
NorthStar Asset Management Group, Inc.	28,015	323,293
The Blackstone Group LP	10,488	275,520
Virtus Investment Partners, Inc.	2,400	211,200
		3,717,776
Consumer Finance - 3.0%
American Express Co.	2,100	112,350
Capital One Financial Corp.	12,666	831,143
Discover Financial Services	16,200	741,798
Navient Corp.	52,056	497,655
OneMain Holdings, Inc. (a)	11,078	292,792
Synchrony Financial (a)	1,000	28,420
		2,504,158
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	7,805	1,012,855
Leucadia National Corp.	17,930	296,921
		1,309,776
Insurance - 5.1%
AFLAC, Inc.	6,248	362,134
Allstate Corp.	5,952	360,691
AMBAC Financial Group, Inc. (a)	19,801	278,006
Brown & Brown, Inc.	10,145	306,886
Chubb Ltd.	7,599	859,219
First American Financial Corp.	7,438	255,644
Greenlight Capital Re, Ltd. (a)	8,767	170,255
ProAssurance Corp.	233	11,678
Progressive Corp.	2,040	63,750
Prudential PLC	11,727	230,391
Reinsurance Group of America, Inc.	6,027	507,654
StanCorp Financial Group, Inc.	4,298	492,809
Torchmark Corp.	7,188	390,596
		4,289,713
Real Estate Investment Trusts - 9.3%
American Capital Agency Corp.	2,184	37,281
American Tower Corp.	5,231	493,493
Annaly Capital Management, Inc.	8,100	76,950
CBL & Associates Properties, Inc.	25,228	271,201
Douglas Emmett, Inc.	5,960	176,297
Equity Lifestyle Properties, Inc.	13,152	866,980
Extra Space Storage, Inc.	6,573	596,105
First Potomac Realty Trust	3,300	32,307
Forest City Realty Trust, Inc. (a)	25,560	503,532
General Growth Properties, Inc.	1,700	47,668
Grivalia Properties REIC	50,742	390,781
iStar Financial, Inc. (a)(b)	50,826	530,623
Lamar Advertising Co. Class A	4,158	233,305
Mack-Cali Realty Corp.	10,800	224,532
MFA Financial, Inc.	28,460	180,721
NorthStar Realty Europe Corp.	3,974	37,515
NorthStar Realty Finance Corp.	44,022	522,541
Outfront Media, Inc.	23,483	510,755
Sun Communities, Inc.	10,303	686,077
Ventas, Inc.	8,727	482,778
VEREIT, Inc.	57,074	440,041
WP Glimcher, Inc.	46,580	422,946
		7,764,429
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A	5,750	173,579
Kennedy Wilson Europe Real Estate PLC	6,091	97,145
Kennedy-Wilson Holdings, Inc.	12,886	261,328
Realogy Holdings Corp. (a)	11,443	375,330
		907,382
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	14,348	250,373

TOTAL FINANCIALS		25,376,650

HEALTH CARE - 6.9%
Biotechnology - 0.7%
AbbVie, Inc.	2,500	137,250
AMAG Pharmaceuticals, Inc. (a)	3,300	75,603
United Therapeutics Corp. (a)	2,800	344,904
		557,757
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	7,300	127,969
St. Jude Medical, Inc.	3,099	163,813
The Cooper Companies, Inc.	885	116,068
Zimmer Biomet Holdings, Inc.	6,794	674,372
		1,082,222
Health Care Providers & Services - 1.7%
Accretive Health, Inc. (a)	57,827	151,507
Cigna Corp.	2,200	293,920
Community Health Systems, Inc. (a)	5,914	127,033
Laboratory Corp. of America Holdings (a)	4,607	517,596
McKesson Corp.	700	112,686
Universal Health Services, Inc. Class B	1,567	176,507
		1,379,249
Health Care Technology - 0.5%
CompuGroup Medical AG	11,205	450,643
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	5,361	201,842
Pharmaceuticals - 2.5%
Allergan PLC (a)	606	172,365
Innoviva, Inc.	17,570	176,051
Jazz Pharmaceuticals PLC (a)	6,109	786,473
Mallinckrodt PLC (a)	700	40,663
Perrigo Co. PLC	1,343	194,171
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,241	445,177
The Medicines Company (a)	4,474	154,621
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,100	101,292
		2,070,813

TOTAL HEALTH CARE		5,742,526

INDUSTRIALS - 12.2%
Aerospace & Defense - 3.8%
Aerojet Rocketdyne Holdings, Inc. (a)	35,238	579,665
Curtiss-Wright Corp.	4,713	325,197
Esterline Technologies Corp. (a)	3,914	308,071
KLX, Inc. (a)	16,327	477,238
L-3 Communications Holdings, Inc.	6,383	745,790
Orbital ATK, Inc.	3,188	287,653
Precision Castparts Corp.	1,322	310,604
Rolls-Royce Group PLC	22,700	180,568
		3,214,786
Air Freight & Logistics - 0.4%
FedEx Corp.	800	106,304
Hub Group, Inc. Class A (a)	4,299	130,991
PostNL NV (a)	25,200	91,705
		329,000
Airlines - 0.2%
Delta Air Lines, Inc.	4,600	203,734
Building Products - 0.3%
Allegion PLC	4,091	247,751
Commercial Services & Supplies - 1.1%
ADT Corp. (b)	9,671	286,068
Progressive Waste Solution Ltd. (Canada)	8,692	244,399
Regus PLC	62,900	265,898
West Corp.	5,837	105,708
		902,073
Construction & Engineering - 1.7%
AECOM (a)	33,503	919,322
Astaldi SpA	31,938	160,919
Jacobs Engineering Group, Inc. (a)	9,859	386,769
		1,467,010
Electrical Equipment - 0.7%
Eaton Corp. PLC	4,700	237,397
Regal Beloit Corp.	5,562	312,640
		550,037
Machinery - 1.7%
AGCO Corp.	7,352	358,557
Allison Transmission Holdings, Inc.	1,102	26,217
Flowserve Corp.	3,802	146,909
Kennametal, Inc.	12,467	220,666
Manitowoc Co., Inc. (b)	10,708	168,544
New Melrose Industries PLC	7,597	32,389
Pentair PLC	4,030	189,894
Sulzer AG (Reg.)	1,940	176,932
TriMas Corp. (a)	6,999	121,013
		1,441,121
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	45,822	2,933
Road & Rail - 1.1%
CSX Corp.	14,044	323,293
Heartland Express, Inc. (b)	2,215	37,987
Hertz Global Holdings, Inc. (a)	22,500	204,300
Swift Transporation Co. (a)	21,200	345,772
		911,352
Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	9,300	285,603
Ashtead Group PLC	7,500	96,752
MRC Global, Inc. (a)	13,325	133,916
Veritiv Corp. (a)	3,678	113,466
WESCO International, Inc. (a)	8,515	343,836
		973,573

TOTAL INDUSTRIALS		10,243,370

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.7%
CommScope Holding Co., Inc. (a)	13,309	298,388
Harris Corp.	4,748	412,934
Qualcomm, Inc.	16,077	728,931
		1,440,253
Electronic Equipment & Components - 1.2%
Flextronics International Ltd. (a)	12,800	134,144
Jabil Circuit, Inc.	14,642	291,522
TE Connectivity Ltd.	3,504	200,289
Trimble Navigation Ltd. (a)	11,000	212,190
TTM Technologies, Inc. (a)	28,900	168,487
		1,006,632
Internet Software & Services - 0.1%
Rackspace Hosting, Inc. (a)	2,600	52,546
IT Services - 1.9%
Computer Sciences Corp.	10,600	339,942
EVERTEC, Inc.	29,025	398,804
Leidos Holdings, Inc.	6,500	299,780
Science Applications International Corp.	7,611	324,381
Unisys Corp. (a)	24,021	235,886
		1,598,793
Semiconductors & Semiconductor Equipment - 2.1%
Marvell Technology Group Ltd.	75,700	669,945
Maxim Integrated Products, Inc.	13,255	442,717
NXP Semiconductors NV (a)	4,759	355,878
Semtech Corp. (a)	16,183	325,278
		1,793,818
Software - 0.4%
CommVault Systems, Inc. (a)	2,600	97,552
Interactive Intelligence Group, Inc. (a)	9,700	231,636
		329,188
Technology Hardware, Storage & Peripherals - 3.0%
EMC Corp.	10,300	255,131
Hewlett Packard Enterprise Co.	10,870	149,571
HP, Inc.	17,370	168,663
Lexmark International, Inc. Class A	11,200	315,952
NCR Corp. (a)	21,930	467,986
SanDisk Corp.	6,900	487,830
Western Digital Corp.	14,385	690,192
		2,535,325

TOTAL INFORMATION TECHNOLOGY		8,756,555

MATERIALS - 7.3%
Chemicals - 3.4%
Agrium, Inc.	1,686	147,214
Albemarle Corp. U.S.	13,146	692,005
Axalta Coating Systems (a)	8,344	198,671
CF Industries Holdings, Inc.	12,695	380,850
Eastman Chemical Co.	8,166	499,841
LyondellBasell Industries NV Class A	2,805	218,706
Methanex Corp.	12,896	343,734
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	15,300	248,319
Tronox Ltd. Class A	35,255	125,860
		2,855,200
Containers & Packaging - 2.5%
Avery Dennison Corp.	4,265	259,696
Ball Corp.	5,900	394,297
Berry Plastics Group, Inc. (a)	9,000	279,900
Graphic Packaging Holding Co.	19,700	223,792
Sonoco Products Co.	6,579	259,936
WestRock Co.	19,275	680,022
		2,097,643
Metals & Mining - 1.4%
Compass Minerals International, Inc.	9,872	738,919
Freeport-McMoRan, Inc. (b)	6,729	30,953
Steel Dynamics, Inc.	12,564	230,549
SunCoke Energy, Inc.	32,803	123,995
		1,124,416

TOTAL MATERIALS		6,077,259

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	11,080	281,654
Frontier Communications Corp.	36,582	166,448
		448,102
UTILITIES - 10.7%
Electric Utilities - 6.6%
Edison International	28,613	1,768,283
Exelon Corp.	35,891	1,061,297
NextEra Energy, Inc.	4,820	538,442
OGE Energy Corp.	33,084	867,793
Xcel Energy, Inc.	35,300	1,349,166
		5,584,981
Gas Utilities - 0.3%
Atmos Energy Corp.	3,600	249,192
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	12,225	144,744
Multi-Utilities - 3.6%
CMS Energy Corp.	17,733	689,459
DTE Energy Co.	6,465	549,590
Sempra Energy	18,672	1,769,164
		3,008,213

TOTAL UTILITIES		8,987,130

TOTAL COMMON STOCKS
(Cost $93,716,780)		82,477,339

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	12,444	78,273
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	2,104,290	2,998
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $183,571)		81,271
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $163,402)	320,000	161,800

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.21% 3/3/16
(Cost $59,989)	60,000	59,988
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (c)	1,621,956	$1,621,956
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	434,688	434,688
TOTAL MONEY MARKET FUNDS
(Cost $2,056,644)		2,056,644
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $96,180,386)		84,837,042
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(960,347)
NET ASSETS - 100%		$83,876,695

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,543
Fidelity Securities Lending Cash Central Fund	1,428
Total	$2,971

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,402,154	$8,402,154	$--	$--
Consumer Staples	3,056,321	2,530,696	525,625	--
Energy	5,387,272	4,673,403	713,869	--
Financials	25,454,923	24,512,508	942,415	--
Health Care	5,742,526	5,291,883	450,643	--
Industrials	10,246,368	9,241,205	1,005,163	--
Information Technology	8,756,555	8,756,555	--	--
Materials	6,077,259	6,077,259	--	--
Telecommunication Services	448,102	448,102	--	--
Utilities	8,987,130	8,987,130	--	--
Corporate Bonds	161,800	--	161,800	--
U.S. Government and Government Agency Obligations	59,988	--	59,988	--
Money Market Funds	2,056,644	2,056,644	--	--
Total Investments in Securities:	$84,837,042	$80,977,539	$3,859,503	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$3,318,853
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $96,727,876. Net unrealized depreciation aggregated $11,890,834, of which $5,327,968 related to appreciated investment securities and $17,218,802 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016